Commitment and Contingencies	12 Months Ended
Dec. 31, 2025
Commitment and Contingencies [Abstract]
COMMITMENT AND CONTINGENCIES

NOTE 18 — COMMITMENT AND CONTINGENCIES

Legal Proceedings

From time to time, we may become involved in legal proceedings or be subject to claims arising in the ordinary course of our business. We are not currently a party to any legal proceedings that in the opinion of the management, if determined adversely to us, would have a material adverse effect on our business, financial condition, operating results or cash flows. Regardless of the outcome, litigation can have an adverse impact on us because of defense and settlement costs, diversion of management resources and other factors.